Government Long Bond 1.2x Strategy Fund Expense Example - Class A and Class C [Member] - Government Long Bond 1.2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 305
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	2,406
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	597
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	$ 1,985